CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (Unaudited) - USD ($)	9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Cash Flows From Operating Activities
Net loss	$ (7,318,418)	$ (4,764,293)
Adjustments to reconcile net loss to net cash from operations:
Accretion expense	17,961
Interest paid in kind		948,099
Expense related to stock options issued	1,292,231
Change in:
Accounts receivable	(4,271)	23,340
Accounts receivable, related party		(1,872)
Prepayments - development costs	43,520
Prepaid expenses	(8,608)	(3,954)
Other assets	(25,000)
Accounts payable and accrued expenses	(2,590,371)	(2,268,335)
Net cash from operating activities	(8,592,956)	(6,067,015)
Cash Flows From Investing Activities
Investment in oil and natural gas properties	(9,503,892)	(1,630,137)
Net cash used in investing activities	(9,503,892)	(1,630,137)
Cash Flows From Financing Activities
Proceeds from notes payable, related party	18,000,000	7,500,000
Payments on promissory notes	(1,000,000)
Payments on accrued interest	(199,345)
Prepayments, working interest owners	5,611,892
Contributions from parent, net		316,599
Net cash provided by financing activities	22,412,547	7,816,599
Net increase (decrease) in cash	4,315,699	119,447
Cash - beginning of period	569,298	1,989,419
Cash - end of period	4,884,997	2,108,866
Supplemental disclosure of cash flow information:
Cash paid for interest	199,345
Supplemental disclosure of non-cash investing and financing activities:
Common stock issued for working interest in oil and natural gas properties	28,341,814
Account receivable-related party discharged in working interest acquisition	177,519
Capitalized Interest	$ 1,819,016